Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	36,363,184	16,437,980	1,325,844
Number of Options, Forfeited		(1,333,107)	(19,543)
Number of Options, Ending balance		36,363,184	16,437,980	1,325,844
Number of Options, Vested and expected to vest		35,560,434
Number of Options, Exercisable		9,614,865
Weighted Average Exercise Price, Beginning Balance	$ 0.99	$ 1.12	$ 9.1
Weighted average exercise price, Forfeited		1.54	15.53
Weighted Average Exercise Price, Ending Balance		0.99	$ 1.12	$ 9.1
Weighted average exercise price, Vested and expected to vest		0.99
Weighted average exercise price, Exercisable		$ 1.58
Weighted average remaining contractual life (in years)		9 years 2 months 12 days	9 years 3 months 18 days	5 years 7 months 6 days
Weighted average remaining contractual life (in years), Vested and expected to vest		9 years 1 month 6 days
Weighted average remaining contractual life (in years), Exercisable		8 years 3 months 18 days
Aggregate intrinsic value, Outstanding		$ 22,845	$ 13,907,000	$ 925,000
Aggregate intrinsic value, Vested and expected to vest		22,492
Aggregate intrinsic value, Exercisable		$ 7,066
2011 Amended Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	28,360,635
Number of Options, Forfeited	(318,400)
Number of Options, Ending balance	28,042,235	28,360,635
Number of Options, Vested and expected to vest	28,042,235
Number of Options, Exercisable	8,472,388
Weighted Average Exercise Price, Beginning Balance	$ 1.27
Weighted average exercise price, Forfeited	1.18
Weighted Average Exercise Price, Ending Balance	1.27	$ 1.27
Weighted average exercise price, Vested and expected to vest	1.27
Weighted average exercise price, Exercisable	$ 1.87
Weighted average remaining contractual life (in years)	8 years 10 months 24 days	9 years 2 months 12 days
Weighted average remaining contractual life (in years), Vested and expected to vest	8 years 10 months 24 days
Weighted average remaining contractual life (in years), Exercisable	8 years 1 month 6 days
Aggregate intrinsic value, Outstanding	$ 30,225,000	$ 22,741,000
Aggregate intrinsic value, Vested and expected to vest	30,225,000
Aggregate intrinsic value, Exercisable	$ 10,342,000